OTHER ASSETS AND LIABILITIES - Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Assets And Liabilities
Customer acquisition costs (see Note 3)	$ 128	$ 101
Tax advances (non-income tax)	33	30
Other non-financial assets	18	32
Total other non-current assets	179	163
Advances to suppliers	91	111
Input value added tax	159	158
Prepaid taxes	43	45
Other assets	42	40
Total other current assets	$ 335	$ 354